Intangible Assets - Schedule of Quantitative Assessment of the Reporting Units’ Fair Value (Details)	12 Months Ended
Dec. 31, 2024
Aeronautics [Member]
Schedule of Quantitative Assessment of the Reporting Units’ Fair Value [Line Items]
Discount rate	19.00%
Terminal growth rate	3.00%
Architecture [Member]
Schedule of Quantitative Assessment of the Reporting Units’ Fair Value [Line Items]
Discount rate	19.00%
Terminal growth rate	3.00%
Automotive [Member]
Schedule of Quantitative Assessment of the Reporting Units’ Fair Value [Line Items]
Discount rate	19.00%
Terminal growth rate	3.00%
Safety tech [Member]
Schedule of Quantitative Assessment of the Reporting Units’ Fair Value [Line Items]
Discount rate	19.00%
Terminal growth rate	3.00%